Promissory Note (Tables)	12 Months Ended
Dec. 31, 2011
Promissory Note [Abstract]
Schedule Of Outstanding Promissory Notes
	December 31, 2011
		Discounted
Maturity	Face Value	value
2012, current portion	$30,000,000	$29,374,461
2013, non-current portion	30,000,000	28,559,711
Total	$60,000,000	$57,934,172